Consolidated Statements of Operations and Comprehensive Loss - USD ($)		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenue
Healthcare services income		$ 431,378	$ 1,295,889	$ 1,541,778
Operating expenses
Cost of healthcare services		(420,812)	(1,215,824)	(1,459,924)
Research and development expenses		(5,198,329)	(9,219,595)	(10,869,642)
General and administrative fees		(1,930,637)	(5,220,405)	(5,409,302)
Legal and professional fees		(2,538,161)	(2,888,140)	(2,617,834)
Other operating expenses		(1,067,690)	(261,038)	(392,511)
Total operating expenses		(11,155,629)	(18,805,002)	(20,749,213)
Other income (expenses), net
Loss on investments in marketable securities, net		(9,266)	(134,134)	(8,031,595)
Unrealized gain from fair value change of the long-term investments, net		6,353,888	5,588,051
Loss on investments in derivatives				(4,289)
Gain on use of digital currencies				4,918
Gain on derecognition of non-financial assets				75,000
Interest (expense) income, net		(121,145)	146,588	(93,601)
Loss on disposal of subsidiaries				(3,638)
Sundry income		159,799	383,506	146,347
Total other income (expenses), net		6,383,276	5,984,011	(7,906,858)
Net loss		(4,340,975)	(11,525,102)	(27,114,293)
Net loss attributable to non-controlling interests		1,516,328	1,725,542	2,065,904
Net loss attributable to Aptorum Group Limited		$ (2,824,647)	$ (9,799,560)	$ (25,048,389)
Net loss per share attributable to Aptorum Group Limited
- Basic (in Dollars per share)	[1]	$ (0.62)	$ (2.75)	$ (7.15)
- Diluted (in Dollars per share)	[1]	$ (0.62)	$ (2.75)	$ (7.15)
Weighted-average shares outstanding
- Basic (in Shares)	[1]	4,521,133	3,569,484	3,503,396
- Diluted (in Shares)	[1]	4,521,133	3,569,484	3,503,396
Net loss		$ (4,340,975)	$ (11,525,102)	$ (27,114,293)
Other comprehensive (loss) income
Exchange differences on translation of foreign operations		(44,430)	35,826	(55,315)
Other comprehensive (loss) income		(44,430)	35,826	(55,315)
Comprehensive loss		(4,385,405)	(11,489,276)	(27,169,608)
Comprehensive loss attributable to non-controlling interests		1,516,328	1,725,542	2,065,904
Comprehensive loss attributable to the shareholders of Aptorum Group Limited		$ (2,869,077)	$ (9,763,734)	$ (25,103,704)

[1]	All per share amounts and shares outstanding for all periods have been retroactively restated to reflect APTORUM GROUP LIMITED’s 1 for 10 reverse stock split, which was effective on January 23, 2023.